Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Buildings
Property and Equipment
Estimated useful lives of assets	30 years
Leasehold improvements
Property and Equipment
Estimated useful lives of assets	10 years
Fixtures and equipment
Property and Equipment
Estimated useful lives of assets	8 years
Computer equipment
Property and Equipment
Estimated useful lives of assets	5 years
Software for mobile applications | Minimum
Property and Equipment
Estimated useful lives of assets	1 year
Software for mobile applications | Maximum
Property and Equipment
Estimated useful lives of assets	3 years
Capitalized Software Costs
Property and Equipment
Estimated useful lives of assets	5 years
Unamortized capitalized software costs	$ 91	$ 86
Amortization of capitalized software costs	$ 46	$ 36	$ 30